Investment Property (Tables)	12 Months Ended
Dec. 31, 2022
Investment Property,
Schedule of Changes in Investment Property

Changes in investment property included in non-current assets:	2022	2021
Balance, beginning of year	$34,430	$36,908
Change in fair value during the year	49	407
Disposals	(2,643)	(7)
Currency translation adjustments	14	(2,878)
Balance, end of year	$31,850	$34,430

Schedule of rental Income investment property

Years ended December 31:	2022	2021	2020
Rental income	$1,356	$1,381	$1,376
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	324	709	216